Investments in Associates (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Disclosure of associates [Line Items]
Acquisition cost		₩ 2,539,956		₩ 2,338,421
Book value
Beginning balance		4,064,820		3,837,421
Acquisition		17,659		82,283
Disposal				0
Dividends received		(136,012)		(73,049)
Share of income (loss)		37,418		216,009
Other comprehensive income (loss)		39,199		14,148
Others (book value)		228,718		(11,992)
Ending balance		₩ 4,251,802		₩ 4,064,820
Korea Gas Corporation
Disclosure of associates [Line Items]
Key operation activities	[1]	Importing and wholesaling LNG		Importing and wholesaling LNG
Location	[1]	KOREA		KOREA
Percentage of ownership	[1]	20.47%		20.47%
Effective percentage of ownership	[2]	21.57%		21.57%
Acquisition cost	[1]	₩ 94,500		₩ 94,500
Book value
Beginning balance		1,701,848		1,618,868
Acquisition		0		0
Disposal		0		0
Dividends received		(25,704)		0
Share of income (loss)		8,511		107,952
Other comprehensive income (loss)		12,687		(24,843)
Others (book value)		(3,375)		(129)
Ending balance		1,693,967		1,701,848
The fair value of associates	[3]	715,365		910,980
Share in net assets		1,757,205		1,834,141
Total assets		39,311,855	[4]	39,689,692	[5]
Total liabilities		31,165,334	[4]	31,186,488	[5]
Net assets		8,146,521		8,503,204
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		(63,238)		(132,293)
Sales of Associates		24,982,640	[4]	26,185,038	[5]
Profit (loss) for the period of Associates		₩ 38,764	[4]	₩ 523,480	[5]
Korea Electric Power Industrial Development Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Electricity metering and others		Electricity metering and others
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Effective percentage of ownership	[2]	29.00%		29.00%
Acquisition cost		₩ 4,727		₩ 4,727
Book value
Beginning balance		21,838		21,838
Acquisition		0		0
Disposal		0		0
Dividends received		(1,598)		(1,872)
Share of income (loss)		5,002		2,584
Other comprehensive income (loss)		0		(102)
Others (book value)		151		(610)
Ending balance		25,393		21,838
The fair value of associates		33,089		33,609
Share in net assets		25,393		21,838
Total assets		186,434		144,425
Total liabilities		98,872		69,123
Net assets		87,562		75,302
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		306,026		325,694
Profit (loss) for the period of Associates		₩ 17,467		₩ 9,987
YTN Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Broadcasting		Broadcasting
Location		KOREA		KOREA
Percentage of ownership		21.43%		21.43%
Effective percentage of ownership	[2]	21.43%		21.43%
Acquisition cost		₩ 59,000		₩ 59,000
Book value
Beginning balance		40,338		40,606
Acquisition		0		0
Disposal		0		0
Dividends received		(180)		(180)
Share of income (loss)		(449)		545
Other comprehensive income (loss)		5		(186)
Others (book value)		33		(447)
Ending balance		39,747		40,338
The fair value of associates		18,450		18,900
Share in net assets		39,747		40,346
Total assets		281,699		286,964
Total liabilities		96,211		98,682
Net assets		185,488		188,282
Investment differential		0		0
Intercompany transaction		0		(6)
Others (consolidated FS)		0		(2)
Sales of Associates		127,782		132,382
Profit (loss) for the period of Associates		₩ (1,230)		₩ 1,587
Cheongna Energy Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Generating and distributing vapor and hot/cold water		Generating and distributing vapor and hot/cold water
Location		KOREA		KOREA
Percentage of ownership		43.90%		43.90%
Effective percentage of ownership	[2]	43.90%		43.90%
Acquisition cost		₩ 48,353		₩ 48,353
Book value
Beginning balance		3,465		8,337
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(2,054)		(4,872)
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		1,411		3,465
Share in net assets		(112)		1,015
Total assets		383,034		431,234
Total liabilities		383,288		428,921
Net assets		(254)		2,313
Investment differential		2,584		2,584
Intercompany transaction		(1,061)		(134)
Others (consolidated FS)		0		0
Sales of Associates		68,626		64,594
Profit (loss) for the period of Associates		₩ (2,567)		₩ (11,110)
Gangwon Wind Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities	[6]	Power generation		Power generation
Location	[6]	KOREA		KOREA
Percentage of ownership	[6]	15.00%		15.00%
Effective percentage of ownership	[2]	15.00%		15.00%
Acquisition cost	[6]	₩ 5,725		₩ 5,725
Book value
Beginning balance		13,220		13,855
Acquisition		0		0
Disposal		0		0
Dividends received		(2,272)		(2,272)
Share of income (loss)		1,379		1,637
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		12,327		13,220
Share in net assets		12,278		13,171
Total assets		83,528		89,614
Total liabilities		1,674		1,805
Net assets		81,854		87,809
Investment differential		49		0
Intercompany transaction		0		0
Others (consolidated FS)		0		49
Sales of Associates		24,116		25,407
Profit (loss) for the period of Associates		₩ 9,380		₩ 10,926
Hyundai Green Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Effective percentage of ownership	[2]	29.00%		29.00%
Acquisition cost		₩ 88,885		₩ 88,885
Book value
Beginning balance		127,160		114,806
Acquisition		0		0
Disposal		0		0
Dividends received		(8,889)		(8,889)
Share of income (loss)		5,982		21,243
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		124,253		127,160
Share in net assets		124,253		127,160
Total assets		1,086,738		1,127,220
Total liabilities		658,279		688,738
Net assets		428,459		438,482
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		507,653		501,798
Profit (loss) for the period of Associates		₩ 26,222		₩ 66,925
Shareholders' agreements that may cause future economic resource or cash outflows		As of December 31, 2019, Hyundai Green Power Co., Ltd., an associate of the Group, which engages in the byproduct gas power generating business, entered into a project financing agreement with a limit of W919.2 billion with Korea Development Bank and others. At a certain period in the future, the Group has call option against the financial investors (Korea Development Bank and others) and also has an obligation to purchase its shares when claimed by the financial investors. At a certain period in the future, the Group has put option against Hyundai Steel Company and a third party designated by Hyundai Steel Company (collectively, "Hyundai Steel Group"), the operating investor of Hyundai Green Power Co., Ltd., according to the conditions of the agreement and also has an obligation to sell its shares upon request from Hyundai Steel Company.		As of December 31, 2018, Hyundai Green Power Co., Ltd., an associate of the Company, which engages in the byproduct gas power generating business, entered into a project financing agreement with a limit of W852.1 billion with Korea Development Bank and others. At a certain period in the future, the Company has call option against the financial investors (Korea Development Bank and others) and also has an obligation to purchase its shares when claimed by the financial investors. At a certain period in the future, the Company has put option against Hyundai Steel Company and a third party designated by Hyundai Steel Company (collectively, "Hyundai Steel Company"), the operating investor of Hyundai Green Power Co., Ltd., according to the conditions of the agreement and also has an obligation to sell its shares upon request from Hyundai Steel Company.
Korea Power Exchange
Disclosure of associates [Line Items]
Key operation activities	[7]	Management of power market and others		Management of power market and others
Location	[7]	KOREA		KOREA
Percentage of ownership	[7]	100.00%		100.00%
Effective percentage of ownership	[2]	100.00%		100.00%
Acquisition cost	[7]	₩ 127,839		₩ 127,839
Book value
Beginning balance		251,802		237,631
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		10,907		16,031
Other comprehensive income (loss)		0		0
Others (book value)		(3,810)		(1,860)
Ending balance		258,899		251,802
Share in net assets		260,757		251,802
Total assets		315,683		304,318
Total liabilities		54,926		52,516
Net assets		260,757		251,802
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		(1,858)		0
Sales of Associates		107,034		108,571
Profit (loss) for the period of Associates		₩ 8,268		₩ 16,031
AMEC Partners Korea Ltd.
Disclosure of associates [Line Items]
Key operation activities		Resources development		Resources development	[8]
Location		KOREA		KOREA	[8]
Percentage of ownership		19.00%		19.00%	[8]
Effective percentage of ownership	[2]	19.00%		19.00%
Acquisition cost		₩ 0		₩ 707	[8]
Book value
Beginning balance		209		215
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		0		(6)
Other comprehensive income (loss)		3		0
Others (book value)		(212)		0
Ending balance		0		209
Share in net assets				209
Total assets				1,113
Total liabilities				14
Net assets				1,099
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ 0		₩ (26)
Hyundai Energy
Disclosure of associates [Line Items]
Key operation activities	[9]	Power generation		Power generation
Location	[9]	KOREA		KOREA
Percentage of ownership	[9]	30.66%		30.66%
Effective percentage of ownership	[2]	46.30%		46.30%
Acquisition cost	[9]	₩ 71,070		₩ 71,070
Book value
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		0		0
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		0		0
Share in net assets		(39,217)		(26,285)
Total assets		465,238		470,818
Total liabilities		549,940		527,590
Net assets		(84,702)		(56,772)
Investment differential		0		0
Intercompany transaction		(954)		(996)
Others (consolidated FS)		40,171		27,281
Sales of Associates		91,842		101,998
Profit (loss) for the period of Associates		₩ (27,882)		₩ (33,947)
Shareholders' agreements that may cause future economic resource or cash outflows		The Company had placed guarantees for a fixed return on the investment to NH Power II Co., Ltd. and National Agricultural Cooperative Federation ("NACF") and had obtained the rights to acquire the investment securities in return preferentially. In addition, NH Power II Co., Ltd. and NACF have a right, which can be exercised for 30 days starting from 2 months to 1 month prior to 17 years after the termination date of the contract to sell their shares to the Company.		The Company had placed guarantees for a fixed return on the investment to NH Power II Co., Ltd. and National Agricultural Cooperative Federation ("NACF") and had obtained the rights to acquire the investment securities in return preferentially. In addition, NH Power II Co., Ltd. and NACF have a right, which can be exercised for 30 days starting from 2 months to 1 month prior to 17 years after the termination date of the contract to sell their shares to the Company.
Ecollite Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Artificial light-weight aggregate		Artificial light-weight aggregate
Location		KOREA		KOREA
Percentage of ownership		36.10%		36.10%
Effective percentage of ownership	[2]	36.10%		36.10%
Acquisition cost		₩ 1,516		₩ 1,516
Book value
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		0		0
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		0		0
Share in net assets		554		589
Total assets		1,838		1,944
Total liabilities		304		312
Net assets		1,534		1,632
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		(554)		(589)
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ (97)		₩ (68)
Taebaek Wind Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		25.00%		25.00%
Effective percentage of ownership	[2]	25.00%		25.00%
Acquisition cost		₩ 3,810		₩ 3,810
Book value
Beginning balance		5,665		5,319
Acquisition		0		0
Disposal		0		0
Dividends received		0		(196)
Share of income (loss)		1,374		542
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		7,039		5,665
Share in net assets		7,039		5,665
Total assets		36,182		36,986
Total liabilities		8,027		14,325
Net assets		28,155		22,661
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		6,177		8,233
Profit (loss) for the period of Associates		₩ 5,494		₩ 2,170
Shareholders' agreements that may cause future economic resource or cash outflows		In the case where non-controlling shareholders decide to dispose of their shares in Taebaek Wind Power Co., Ltd. after the warrant period of defect repair for wind power generator has expired, the Group acquires those shares at fair value. The acquisition is to be made after the conditions of the acquisition are discussed among the parties involved, with consideration of various factors such as financial status and business situation.		In case non-controlling shareholders decide to dispose of their shares in Taebaek Wind Power Co., Ltd. after the warrant period of defect repair for wind power generator has expired, the Company acquires those shares at fair value. The acquisition is to be made after the conditions of the acquisition are discussed among the parties involved, with consideration of various factors such as financial status and business situation.
Significant restrictions on its abilities		Financial institutions can reject or defer an approval with regard to the request for fund executions on subordinated loans of shareholders in order to pay senior loans based on the loan agreement. Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior written consent of financial institutions is obtained.		Financial institutions can reject or defer an approval with regard to the request for fund executions on subordinated loans of shareholders in order to pay senior loans based on the loan agreement.
Taeback Guinemi Wind Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		25.00%		25.00%
Effective percentage of ownership	[2]	25.00%		25.00%
Acquisition cost		₩ 3,420		₩ 3,420
Book value
Beginning balance		2,569		3,089
Acquisition		0		0
Disposal		0		0
Dividends received				0
Share of income (loss)		(16)		(520)
Other comprehensive income (loss)				0
Others (book value)				0
Ending balance		2,553		2,569
Share in net assets		2,553		2,569
Total assets		35,061		10,929
Total liabilities		24,847		653
Net assets		10,214		10,276
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		349		0
Profit (loss) for the period of Associates		₩ (61)		₩ (2,082)
Shareholders' agreements that may cause future economic resource or cash outflows		At the commencement of the operation of the faciliity, the Group has a right to purchase all or part of the shares from the shareholders at fair value.
Significant restrictions on its abilities		Dividends can only be paid when all conditions of the shareholder's agreement are satisfied. Also, shares cannot be wholly or partially transferred without consent of the stakeholders is obtained.
Pyeongchang Wind Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		25.00%		25.00%
Effective percentage of ownership	[2]	25.00%		25.00%
Acquisition cost		₩ 3,875		₩ 3,875
Book value
Beginning balance		5,419		4,136
Acquisition		0		0
Disposal				0
Dividends received				0
Share of income (loss)		458		1,283
Other comprehensive income (loss)				0
Others (book value)				0
Ending balance		5,877		5,419
Share in net assets		5,877		5,419
Total assets		79,756		82,038
Total liabilities		56,248		60,362
Net assets		23,508		21,676
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		10,713		12,615
Profit (loss) for the period of Associates		₩ 2,010		₩ 4,249
Shareholders' agreements that may cause future economic resource or cash outflows		In the case where non-controlling shareholders decide to dispose of their shares in Pyeongchang Wind Power Co., Ltd. after commercial operation of the power plant has started, the Group acquires those shares at fair value. The acquisition is to be made after the conditions of the acquisition are discussed among the parties involved, with the careful consideration of various factors such as financial status and business situation.		In case non-controlling shareholders decide to dispose of their shares in Pyeongchang Wind Power Co., Ltd. after commercial operation of the power plant has started, the Company acquires those shares at fair value. The acquisition is to be made after the conditions of the acquisition are discussed among the parties involved, with the careful consideration of various factors such as financial status and business situation.
Significant restrictions on its abilities		Principals on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior written consent of financial institutions is obtained.		Principals on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.
Daeryun Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities	[8]	Power generation		Power generation
Location	[8]	KOREA		KOREA
Percentage of ownership	[8]	9.34%		9.34%
Effective percentage of ownership	[2]	9.34%		9.34%
Acquisition cost	[8]	₩ 40,854		₩ 40,854
Book value
Beginning balance		26,099	[10]	25,113
Acquisition		0		0	[10]
Disposal		0		0	[10]
Dividends received	[10]			0
Share of income (loss)		173		(189)	[10]
Other comprehensive income (loss)	[10]			184
Others (book value)		(25)		991	[10]
Ending balance		26,247		26,099	[10]
Share in net assets		27,066		26,919
Total assets		802,546		798,569
Total liabilities		512,757		510,358
Net assets		289,789		288,211
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		(819)		(820)
Sales of Associates		163,129		62,252
Profit (loss) for the period of Associates		₩ 1,836		₩ (4,958)
Significant restrictions on its abilities		Principals on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained and Shares cannot be wholly or partially transferred without consent of the majority of lenders is obtained.		Principals on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.
Changjuk Wind Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		30.00%		30.00%
Effective percentage of ownership	[2]	30.00%		30.00%
Acquisition cost		₩ 3,801		₩ 3,801
Book value
Beginning balance		8,086		7,515
Acquisition		0		0
Disposal		0		0
Dividends received		0		(416)
Share of income (loss)		434		987
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		8,520		8,086
Share in net assets		8,520		8,086
Total assets		29,875		33,148
Total liabilities		1,476		6,194
Net assets		28,399		26,954
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		6,076		7,929
Profit (loss) for the period of Associates		₩ 1,447		₩ 3,291
Significant restrictions on its abilities				Principals on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.
KNH Solar Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		27.00%		27.00%
Effective percentage of ownership	[2]	27.00%		27.00%
Acquisition cost		₩ 1,296		₩ 1,296
Book value
Beginning balance		2,337		2,218
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		45		119
Other comprehensive income (loss)				0
Others (book value)				0
Ending balance		2,382		2,337
Share in net assets		2,382		2,337
Total assets		20,465		22,598
Total liabilities		11,641		13,942
Net assets		8,824		8,656
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		3,377		3,586
Profit (loss) for the period of Associates		₩ 278		₩ 439
Significant restrictions on its abilities		Principal and interest, dividends to shareholders cannot be paid without written consent of financial institutions. Also, Shares cannot be wholly or partially transferred without consent of other shareholders is obtained.		Principal and interest, dividends to shareholders cannot be paid without written consent of financial institutions.
SPC Power Corporation
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		PHILIPPINES		PHILIPPINES
Percentage of ownership		38.00%		38.00%
Effective percentage of ownership	[2]	38.00%		38.00%
Acquisition cost		₩ 20,635		₩ 20,635
Book value
Beginning balance		57,558		52,283
Acquisition		0		0
Disposal		0		0
Dividends received		(14,229)		(9,549)
Share of income (loss)		5,929		4,235
Other comprehensive income (loss)		14,286		10,578
Others (book value)		39		11
Ending balance		63,583		57,558
The fair value of associates		117,230		72,710
Share in net assets		86,672		79,336
Total assets		250,544		225,599
Total liabilities		22,459		16,819
Net assets		228,085		208,780
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		(23,089)		(21,778)
Sales of Associates		63,218		50,317
Profit (loss) for the period of Associates		₩ 39,876		₩ 37,355
Gemeng International Energy Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		CHINA		CHINA
Percentage of ownership		34.00%		34.00%
Effective percentage of ownership	[2]	34.00%		34.00%
Acquisition cost		₩ 413,153		₩ 413,153
Book value
Beginning balance		647,010		649,973
Acquisition		0		0
Disposal		0		0
Dividends received		(11,468)		(11,246)
Share of income (loss)		26,300		15,156
Other comprehensive income (loss)		9,209		(6,873)
Others (book value)		(155)		0
Ending balance		670,896		647,010
Share in net assets		670,896		930,028
Total assets		6,758,957		7,155,937
Total liabilities		4,785,740		4,420,561
Net assets		1,973,217		2,735,376
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		(283,018)
Sales of Associates		2,024,730		1,921,367
Profit (loss) for the period of Associates		₩ 95,435		₩ 120,558
Shareholders' agreements that may cause future economic resource or cash outflows		Gemeng International Energy Co., Ltd. issued put options on 8% of its shares to its financial investors, KEPCO Woori Sprott PEF (NPS Co-Pa PEF). If the investment fund is not collected until the maturity date (December 25, 2023, two years extension is possible), PEF can exercise the option at strike price which is the same as a principal investment price (including operating fees ratio of below 1% per annum), and also, the Group provided a performance guarantee on this agreement.		Gemeng International Energy Co., Ltd., issued put options on 8% of its shares to its financial investors, KEPCO Woori Sprott PEF (NPS Co-Pa PEF). If the investment fund is not collected until the maturity date (December 25, 2023, two years extension is possible), PEF can exercise the option at strike price which is the same as a principal investment price (including operating fees ratio of below 1% per annum), and also, the Company provided a performance guarantee on this agreement.
PT. Cirebon Electric Power
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		INDONESIA		INDONESIA
Percentage of ownership		27.50%		27.50%
Effective percentage of ownership	[2]	27.50%		27.50%
Acquisition cost		₩ 40,365		₩ 40,365
Book value
Beginning balance		108,628		97,410
Acquisition		0		0
Disposal		0		0
Dividends received				(4,432)
Share of income (loss)		11,079		9,385
Other comprehensive income (loss)		(65)		6,265
Others (book value)		3,783		0
Ending balance		123,425		108,628
Share in net assets		123,425		108,628
Total assets		852,457		876,069
Total liabilities		403,639		481,061
Net assets		448,818		395,008
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		277,370		274,962
Profit (loss) for the period of Associates		₩ 39,581		₩ 33,144
KNOC Nigerian East Oil
Disclosure of associates [Line Items]
Key operation activities	[11]	Resources development		Resources development
Location	[11]	NIGERIA		NIGERIA
Percentage of ownership	[11]	14.63%		14.63%
Effective percentage of ownership	[2]	14.63%		14.63%
Acquisition cost	[11]	₩ 12		₩ 12
Book value
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(27)		2,615
Other comprehensive income (loss)		(380)		(471)
Others (book value)		407		(2,144)
Ending balance		0		0
Share in net assets		(11,113)		(10,706)
Total assets		58,402		78,841
Total liabilities		134,361		152,017
Net assets		(75,959)		(73,176)
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		11,113		10,706
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ (182)		₩ (398)
KNOC Nigerian West Oil
Disclosure of associates [Line Items]
Key operation activities	[11]	Resources development		Resources development
Location	[11]	NIGERIA		NIGERIA
Percentage of ownership	[11]	14.63%		14.63%
Effective percentage of ownership	[2]	14.63%		14.63%
Acquisition cost	[11]	₩ 12		₩ 12
Book value
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(29)		2,342
Other comprehensive income (loss)		(349)		(414)
Others (book value)		378		(1,928)
Ending balance		0		0
Share in net assets		(10,213)		(9,835)
Total assets		54,275		70,437
Total liabilities		124,086		137,663
Net assets		(69,811)		(67,226)
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		10,213		9,835
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ (180)		₩ (400)
PT Wampu Electric Power
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		INDONESIA		INDONESIA
Percentage of ownership		46.00%		46.00%
Effective percentage of ownership	[2]	46.00%		46.00%
Acquisition cost		₩ 21,292		₩ 21,292
Book value
Beginning balance		31,097		29,403
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(2,867)		408
Other comprehensive income (loss)		2		1,286
Others (book value)		1,123		0
Ending balance		29,355		31,097
Share in net assets		29,355		31,097
Total assets		222,266		223,009
Total liabilities		158,451		155,406
Net assets		63,815		67,603
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		18,165		13,463
Profit (loss) for the period of Associates		₩ (2,315)		₩ 4,624
PT. Bayan Resources TBK
Disclosure of associates [Line Items]
Key operation activities		Resources development		Resources development
Location		INDONESIA		INDONESIA
Percentage of ownership		20.00%		20.00%
Effective percentage of ownership	[2]	20.00%		20.00%
Acquisition cost		₩ 615,860		₩ 615,860
Book value
Beginning balance		511,646		451,831
Acquisition		0		0
Disposal		0		0
Dividends received		(71,100)		0
Share of income (loss)		6,181		(33,651)
Other comprehensive income (loss)		(1,586)		74,776
Others (book value)		0		18,690
Ending balance		445,141		511,646
The fair value of associates		880,860		1,017,601
Share in net assets		136,012		164,262
Total assets		1,302,637		1,388,199
Total liabilities		622,576		566,890
Net assets		680,061		821,309
Investment differential		385,508		423,763
Intercompany transaction		0		0
Others (consolidated FS)		(76,379)		(76,379)
Sales of Associates		1,707,387		1,707,387
Profit (loss) for the period of Associates		₩ 252,855		₩ 521,666
S-Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		49.00%		49.00%
Effective percentage of ownership	[2]	49.00%		49.00%
Acquisition cost		₩ 132,300		₩ 132,300
Book value
Beginning balance		114,566		116,945
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		1,218		(2,326)
Other comprehensive income (loss)		0		0
Others (book value)		0		(53)
Ending balance		115,784		114,566
Share in net assets		117,403		116,293
Total assets		805,622		825,354
Total liabilities		566,025		588,022
Net assets		239,597		237,332
Investment differential		0		0
Intercompany transaction		(1,619)		(1,727)
Others (consolidated FS)		0		0
Sales of Associates		576,554		551,378
Profit (loss) for the period of Associates		₩ 2,319		₩ (6,185)
Pioneer Gas Power Limited
Disclosure of associates [Line Items]
Key operation activities	[12]	Power generation		Power generation
Location	[12]	INDIA		INDIA
Percentage of ownership	[12]	38.50%		38.50%
Effective percentage of ownership	[2]	38.50%		38.50%
Acquisition cost	[12]	₩ 49,831		₩ 49,831
Book value
Beginning balance		20,395		38,659
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(20,784)		(17,684)
Other comprehensive income (loss)		389		(580)
Others (book value)		0		0
Ending balance		0		20,395
Share in net assets		(22,459)		(1,951)
Total assets		309,059		311,742
Total liabilities		367,399		316,810
Net assets		(58,340)		(5,068)
Investment differential		22,278		22,278
Intercompany transaction		0		0
Others (consolidated FS)		181		68
Sales of Associates		0		0
Profit (loss) for the period of Associates		(54,501)		₩ (45,934)
Unrecognized equity interest		114
Accumulated unrecognized equity interest		₩ 114
Eurasia Energy Holdings
Disclosure of associates [Line Items]
Key operation activities		Power generation and resources development		Power generation and resources development
Location		RUSSIA		RUSSIA
Percentage of ownership		40.00%		40.00%
Effective percentage of ownership	[2]	40.00%		40.00%
Acquisition cost		₩ 461		₩ 461
Book value
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		0		0
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		0		0
Share in net assets		(186)		(179)
Total assets		592		572
Total liabilities		1,056		1,020
Net assets		(464)		(448)
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		186		179
Sales of Associates		0		0
Profit (loss) for the period of Associates		0		0
Unrecognized equity interest		6		7
Accumulated unrecognized equity interest		₩ 185		₩ 179
Xe-Pian Xe-Namnoy Power
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		LAOS		LAOS
Percentage of ownership		25.00%		25.00%
Effective percentage of ownership	[2]	25.00%		25.00%
Acquisition cost		₩ 87,426		₩ 84,374
Book value
Beginning balance		77,165		61,779
Acquisition		3,052		12,893
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(10,210)		(479)
Other comprehensive income (loss)		2,928		2,972
Others (book value)		0		0
Ending balance		72,935		77,165
Share in net assets		74,026		78,207
Total assets		1,194,125		1,015,013
Total liabilities		898,023		702,187
Net assets		296,102		312,826
Investment differential		305		253
Intercompany transaction		(1,106)		(1,006)
Others (consolidated FS)		(290)		(289)
Sales of Associates		6,731		0
Profit (loss) for the period of Associates		₩ (40,437)		₩ (1,214)
Hadong Mineral Fiber Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities	[8]	Recycling fly ashes		Recycling fly ashes
Location	[8]	KOREA		KOREA
Percentage of ownership	[8]	8.33%		8.33%
Effective percentage of ownership	[2]	8.33%		8.33%
Acquisition cost	[8]	₩ 50		₩ 50
Book value
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		0		0
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		0		0
Share in net assets		(2)		(2)
Total assets		203		203
Total liabilities		231		231
Net assets		(28)		(28)
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		2		2
Sales of Associates		0		0
Profit (loss) for the period of Associates		0		0
Unrecognized equity interest		0		0
Accumulated unrecognized equity interest		₩ 2		₩ 2
Green Biomass Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities	[13]	Power generation		Power generation
Location	[13]	KOREA		KOREA
Percentage of ownership	[13]	7.85%		8.80%
Effective percentage of ownership	[2]	7.85%		8.80%
Acquisition cost	[13]	₩ 714		₩ 714
Book value
Beginning balance		115		208
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(73)		(93)
Other comprehensive income (loss)		0		0
Others (book value)		66		0
Ending balance		108		115
Share in net assets		108		115
Total assets		3,866		4,411
Total liabilities		2,487		3,107
Net assets		1,379		1,304
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		17		909
Profit (loss) for the period of Associates		₩ (925)		₩ (1,057)
PT. Mutiara Jawa
Disclosure of associates [Line Items]
Key operation activities		Manufacturing and operating floating coal terminal		Manufacturing and operating floating coal terminal
Location		INDONESIA		INDONESIA
Percentage of ownership		29.00%		29.00%
Effective percentage of ownership	[2]	29.00%		29.00%
Acquisition cost		₩ 2,978		₩ 2,978
Book value
Beginning balance		365		0
Acquisition		0		0
Disposal				0
Dividends received				0
Share of income (loss)		1,031		349
Other comprehensive income (loss)		42		16
Others (book value)		0		0
Ending balance		1,438		365
Share in net assets		1,438		365
Total assets		26,109		24,022
Total liabilities		21,150		22,763
Net assets		4,959		1,259
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		11,196		14,393
Profit (loss) for the period of Associates		3,396		3,917
Unrecognized equity interest		0
Unrecognized equity interest				(746)
Accumulated unrecognized equity interest		₩ 0		₩ 0
Samcheok Eco Materials Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities	[14]	Recycling fly ashes		Recycling fly ashes
Location	[14]	KOREA		KOREA
Percentage of ownership	[14]	2.35%		2.35%
Effective percentage of ownership	[2]	25.54%		25.54%
Acquisition cost	[14]	₩ 686		₩ 686
Book value
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		0		0
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		0		0
Share in net assets		5,980		505
Total assets		26,625		24,391
Total liabilities		3,209		2,921
Net assets		23,416		21,470
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		(5,980)		(505)
Sales of Associates		10,876		4,135
Profit (loss) for the period of Associates		1,946		(1,836)
Unrecognized equity interest				1,285
Unrecognized equity interest		(497)
Accumulated unrecognized equity interest		₩ 788		₩ 1,285
Shareholders' agreements that may cause future economic resource or cash outflows				The Company has the rights to purchase the stocks should preferred stockholders elect to sell their stocks on the expected sell date (3 years from preferred stock payment date) and is required to guarantee the promised yield when preferred stockholders sell their stocks.
Significant restrictions on its abilities		Dividends can only be paid when all conditions of the shareholder's agreement are satisfied. Also, shares cannot be wholly or partially transferred without consent of the stakeholders is obtained.
Noeul Green Energy Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Effective percentage of ownership	[2]	29.00%		29.00%
Acquisition cost		₩ 1,740		₩ 1,740
Book value
Beginning balance		8,015		2,067
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(1,395)		5,687
Other comprehensive income (loss)		0		0
Others (book value)		(10)		261
Ending balance		6,610		8,015
Share in net assets		6,610		8,015
Total assets		137,370		147,886
Total liabilities		114,578		120,249
Net assets		22,792		27,637
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		36,435		58,686
Profit (loss) for the period of Associates		₩ (4,810)		₩ 19,453
Naepo Green Energy Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		41.67%		41.67%
Effective percentage of ownership	[2]	41.67%		41.67%
Acquisition cost		₩ 29,200		₩ 29,200
Book value
Beginning balance		0	[15]	20,598
Acquisition		0		0	[15]
Disposal		0		0	[15]
Dividends received		0		0	[15]
Share of income (loss)		0		(13,511)	[15]
Other comprehensive income (loss)		0		0	[15]
Others (book value)		0		(7,087)	[15]
Ending balance		0		0	[15]
Share in net assets		(9,281)		7,085
Total assets		77,070		93,194
Total liabilities		99,345		76,190
Net assets		(22,275)		17,004
Investment differential		2		0
Intercompany transaction		0		0
Others (consolidated FS)		9,279		(7,085)
Sales of Associates		6,572		6,459
Profit (loss) for the period of Associates		(31,577)		₩ (6,623)
Unrecognized equity interest		9,281
Accumulated unrecognized equity interest		₩ 9,281
Significant restrictions on its abilities		Shares cannot be wholly or partially transferred without consent of the stakeholders is obtained.
Goseong Green Energy Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities	[6]	Power generation		Power generation
Location	[6]	KOREA		KOREA
Percentage of ownership	[6]	1.12%		1.12%
Effective percentage of ownership	[2]	1.12%		1.12%
Acquisition cost	[6]	₩ 2,900		₩ 2,900
Book value
Beginning balance		2,459		2,597
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(119)		(138)
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		2,340		2,459
Share in net assets		2,474		2,590
Total assets		3,399,058		1,891,662
Total liabilities		3,177,210		1,659,415
Net assets		221,848		232,247
Investment differential		0		0
Intercompany transaction		(134)		(131)
Others (consolidated FS)		0		0
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ (10,276)		₩ (7,323)
Gangneung Eco Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities	[6]	Power generation		Power generation
Location	[6]	KOREA		KOREA
Percentage of ownership	[6]	1.61%		1.61%
Effective percentage of ownership	[2]	1.61%		1.61%
Acquisition cost	[6]	₩ 2,900		₩ 2,900
Book value
Beginning balance		2,495		2,583
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(65)		(88)
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		2,430		2,495
Share in net assets		2,553		2,615
Total assets		1,362,692		813,938
Total liabilities		1,204,202		651,621
Net assets		158,490		162,317
Investment differential		0		0
Intercompany transaction		(123)		(120)
Others (consolidated FS)		0		0
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ (3,830)		₩ (4,194)
Shin Pyeongtaek Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		40.00%		40.00%
Effective percentage of ownership	[2]	40.00%		40.00%
Acquisition cost		₩ 72,000		₩ 72,000
Book value
Beginning balance		67,600		34,903
Acquisition				28,080
Disposal				0
Dividends received				0
Share of income (loss)		(827)		(2,946)
Other comprehensive income (loss)		198		6,673
Others (book value)		(15)		890
Ending balance		66,956		67,600
Share in net assets		69,712		65,007
Total assets		981,387		674,100
Total liabilities		807,107		511,582
Net assets		174,280		162,518
Investment differential		12,800		12,800
Intercompany transaction		(15,556)		(10,207)
Others (consolidated FS)		0		0
Sales of Associates		119,162		0
Profit (loss) for the period of Associates		₩ 11,847		₩ 682
Heang Bok Do Si Photovoltaic Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		28.00%		28.00%
Effective percentage of ownership	[2]	28.00%		28.00%
Acquisition cost		₩ 194		₩ 194
Book value
Beginning balance		202		187
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		13		15
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		215		202
Share in net assets		213		200
Total assets		2,483		2,630
Total liabilities		1,722		1,915
Net assets		761		715
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		2		2
Sales of Associates		454		455
Profit (loss) for the period of Associates		₩ 47		₩ 52
Dongducheon Dream Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation	[16]	Power generation	[17]
Location		KOREA	[16]	KOREA	[17]
Percentage of ownership		33.61%	[16]	33.61%	[17]
Effective percentage of ownership	[2]	34.01%		34.01%
Acquisition cost		₩ 148,105	[16]	₩ 148,105	[17]
Book value
Beginning balance		76,386		53,233
Acquisition		0		36,971
Disposal		0		0
Dividends received		0		0
Share of income (loss)		441		(13,824)
Other comprehensive income (loss)		0		0
Others (book value)		(280)		6
Ending balance		76,547		76,386
Share in net assets		91,060		91,260
Total assets		1,474,224		1,512,510
Total liabilities		1,206,478		1,244,178
Net assets		267,746		268,332
Investment differential		1,757		1,757
Intercompany transaction		(3,688)		(4,049)
Others (consolidated FS)		(12,582)		(12,582)
Sales of Associates		689,414		828,430
Profit (loss) for the period of Associates		₩ 2,849		₩ (22,864)
Jinbhuvish Power Generation Pvt. Ltd.
Disclosure of associates [Line Items]
Key operation activities	[6]	Power generation		Power generation
Location	[6]	INDIA		INDIA
Percentage of ownership	[6]	5.16%		5.16%
Effective percentage of ownership	[2]	5.16%		5.16%
Acquisition cost	[6]	₩ 9,000		₩ 9,000
Book value
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		0		0
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		0		0
Share in net assets		2,625		2,586
Total assets		64,111		63,163
Total liabilities		13,240		13,044
Net assets		50,871		50,119
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		(2,625)		(2,586)
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ 0		₩ 0
SE Green Energy Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		47.76%		47.76%
Effective percentage of ownership	[2]	47.76%		47.76%
Acquisition cost		₩ 0		₩ 3,821
Book value
Beginning balance		3,366		3,476
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		0		(110)
Other comprehensive income (loss)		(75)		0
Others (book value)		(3,291)		0
Ending balance		0		3,366
Share in net assets		0		3,366
Total assets				7,048
Total liabilities				0
Net assets		0		7,048
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		₩ 0		0
Sales of Associates				0
Profit (loss) for the period of Associates				₩ (230)
Daejung Offshore Wind Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities	[18]	Power generation
Location	[18]	KOREA
Percentage of ownership	[18]	49.90%
Effective percentage of ownership	[2]	49.90%
Acquisition cost	[18]	₩ 5,190
Book value
Others (book value)		2,361
Ending balance		2,361
Share in net assets		2,361
Total assets		6,181
Total liabilities		1,450
Net assets		4,731
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		0
Sales of Associates		0
Profit (loss) for the period of Associates		₩ (617)
Significant restrictions on its abilities		Before the commencement of the operation, shares cannot be wholly or partially transferred without consent of the stakeholders is obtained.
GS Donghae Electric Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities	[18]	Power generation
Location	[18]	KOREA
Percentage of ownership	[18]	34.00%
Effective percentage of ownership	[2]	34.00%
Acquisition cost	[18]	₩ 204,000
Book value
Others (book value)		255,983
Ending balance		255,983
Share in net assets		255,983
Total assets		2,301,774
Total liabilities		1,548,883
Net assets		752,891
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		0
Sales of Associates		688,055
Profit (loss) for the period of Associates		₩ 75,842
Daegu Photovoltaic Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Effective percentage of ownership	[2]	29.00%		29.00%
Acquisition cost		₩ 1,230		₩ 1,230
Book value
Beginning balance		2,002		1,718
Acquisition		0		0
Disposal		0		0
Dividends received		(327)		(128)
Share of income (loss)		385		412
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		2,060		2,002
Share in net assets		2,060		2,002
Total assets		15,486		16,828
Total liabilities		8,385		9,923
Net assets		7,101		6,905
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		3,639		3,695
Profit (loss) for the period of Associates		₩ 1,442		₩ 1,645
Jeongam Wind Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		40.00%		40.00%
Effective percentage of ownership	[2]	40.00%		40.00%
Acquisition cost		₩ 0		₩ 5,580
Book value
Beginning balance		4,589		3,763
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(152)		826
Other comprehensive income (loss)		0		0
Others (book value)		(4,437)		0
Ending balance		0		4,589
Share in net assets				4,589
Total assets				93,444
Total liabilities				81,971
Net assets				11,473
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		0		1,559
Profit (loss) for the period of Associates		₩ 0		₩ 2,154
Shareholders' agreements that may cause future economic resource or cash outflows		In the case where non-controlling shareholders decide to dispose of their shares in Jeongam Wind Power Co., Ltd. after the construction of the power plant has been completed, the Group is obligated to acquire those shares at fair value.		In case non-controlling shareholders decide to dispose of their shares in Jeongam Wind Power Co., Ltd. after the construction of the power plant has been completed, the Company is obligated to acquire those shares at fair value
Significant restrictions on its abilities		Dividends can only be paid when all conditions of the loan agreement are satisfied and reimbursement to the lender can be restricted depending on the priority of the loans. Also, Shares cannot be wholly or partially transferred without consent of the stakeholders is obtained.
Korea Power Engineering Service Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Construction and service		Construction and service
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Effective percentage of ownership	[2]	29.00%		29.00%
Acquisition cost		₩ 0		₩ 290
Book value
Beginning balance		4,333		3,659
Acquisition		0		0
Disposal		0		0
Dividends received		0		(218)
Share of income (loss)		508		929
Other comprehensive income (loss)		0		0
Others (book value)		(4,841)		(37)
Ending balance		₩ 0		4,333
Share in net assets				4,333
Total assets				18,609
Total liabilities				3,666
Net assets				14,943
Investment differential				0
Intercompany transaction				0
Others (consolidated FS)				0
Sales of Associates				20,809
Profit (loss) for the period of Associates				₩ 3,207
Significant restrictions on its abilities		Shares cannot be wholly or partially transferred without consent of the board of directors is obtained.
Busan Green Energy Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Effective percentage of ownership	[2]	29.00%		29.00%
Acquisition cost		₩ 5,243		₩ 5,243
Book value
Beginning balance		12,537		7,363
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(1,884)		5,037
Other comprehensive income (loss)		0		0
Others (book value)		(16)		137
Ending balance		10,637		12,537
Share in net assets		10,637		12,537
Total assets		173,537		195,227
Total liabilities		136,857		151,995
Net assets		36,680		43,232
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		52,256		77,011
Profit (loss) for the period of Associates		₩ (6,496)		₩ 17,370
Gunsan Bio Energy Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities	[6]	Power generation		Power generation
Location	[6]	KOREA		KOREA
Percentage of ownership	[6]	18.87%		18.87%
Effective percentage of ownership	[2]	18.87%		18.87%
Acquisition cost	[6]	₩ 1,000		₩ 1,000
Book value
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		0		0
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		0		0
Share in net assets		(3,292)		(2,202)
Total assets		10,614		8,990
Total liabilities		28,062		20,660
Net assets		(17,448)		(11,670)
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		3,292		2,202
Sales of Associates		0		0
Profit (loss) for the period of Associates		(5,777)		(4,420)
Unrecognized equity interest		1,090		916
Accumulated unrecognized equity interest		₩ 3,292		₩ 2,202
Korea Electric Vehicle Charging Service
Disclosure of associates [Line Items]
Key operation activities		Electric vehicle charge service		Electric vehicle charge service
Location		KOREA		KOREA
Percentage of ownership		28.00%		28.00%
Effective percentage of ownership	[2]	28.00%		28.00%
Acquisition cost		₩ 2,800		₩ 2,800
Book value
Beginning balance		1,593		1,749
Acquisition		0		196
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(515)		(352)
Other comprehensive income (loss)		0		0
Others (book value)		(15)		0
Ending balance		1,063		1,593
Share in net assets		1,063		1,593
Total assets		12,810		15,019
Total liabilities		9,013		9,328
Net assets		3,797		5,691
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		8,428		8,615
Profit (loss) for the period of Associates		₩ (1,841)		₩ (1,056)
Ulleungdo Natural Energy Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Renewable power generation		Renewable power generation
Location		KOREA		KOREA
Percentage of ownership		29.85%		29.85%
Effective percentage of ownership	[2]	29.85%		29.85%
Acquisition cost		₩ 0		₩ 8,000
Book value
Beginning balance		4,628		6,370
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(1)		(1,749)
Other comprehensive income (loss)		0		0
Others (book value)		(4,627)		7
Ending balance		0		4,628
Share in net assets		0		4,629
Total assets				17,134
Total liabilities				1,625
Net assets		0		15,509
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		₩ 0		(1)
Sales of Associates				0
Profit (loss) for the period of Associates				₩ (5,855)
Korea Nuclear Partners Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Electric material agency		Electric material agency
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Effective percentage of ownership	[2]	29.00%		29.00%
Acquisition cost		₩ 290		₩ 290
Book value
Beginning balance		175		383
Acquisition		0	[19]	0
Disposal		0	[19]	0
Dividends received		0	[19]	0
Share of income (loss)		(79)	[19]	(208)
Other comprehensive income (loss)		0	[19]	0
Others (book value)		(96)	[19]	0
Ending balance		0	[19]	175
Share in net assets		160		175
Total assets		928		615
Total liabilities		375		12
Net assets		553		603
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		(160)		0
Sales of Associates		1,441		80
Profit (loss) for the period of Associates		₩ (50)		₩ (707)
Tamra Offshore Wind Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		27.00%		27.00%
Effective percentage of ownership	[2]	27.00%		27.00%
Acquisition cost		₩ 0		₩ 8,910
Book value
Beginning balance		10,401		8,560
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		0		1,841
Other comprehensive income (loss)		0		0
Others (book value)		(10,401)		0
Ending balance		0		10,401
Share in net assets		0		10,401
Total assets				170,238
Total liabilities				131,717
Net assets		0		38,521
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		₩ 0		0
Sales of Associates				21,701
Profit (loss) for the period of Associates				₩ 4,077
Korea Electric Power Corporation Fund
Disclosure of associates [Line Items]
Key operation activities	[20]	Developing electric enterprises		Developing electric enterprises
Location	[20]	KOREA		KOREA
Percentage of ownership	[20]	98.09%		98.09%
Effective percentage of ownership	[2]	98.09%		98.09%
Acquisition cost	[20]	₩ 51,500		₩ 51,500
Book value
Beginning balance		47,189		47,974
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(6,931)		(505)
Other comprehensive income (loss)		868		(280)
Others (book value)		0		0
Ending balance		41,126		47,189
Share in net assets		41,122		47,185
Total assets		42,162		48,280
Total liabilities		239		176
Net assets		41,923		48,104
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		4		4
Sales of Associates		127		1,315
Profit (loss) for the period of Associates		₩ (5,430)		₩ (649)
Energy Infra Asset Management Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities	[8]	Asset management		Asset management
Location	[8]	KOREA		KOREA
Percentage of ownership	[8]	9.90%		9.90%
Effective percentage of ownership	[2]	9.90%		9.90%
Acquisition cost	[8]	₩ 297		₩ 297
Book value
Beginning balance		665		476
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		126		189
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		791		665
Share in net assets		791		665
Total assets		8,712		7,225
Total liabilities		721		507
Net assets		7,991		6,718
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		5,118		5,757
Profit (loss) for the period of Associates		₩ 1,415		₩ 2,193
Daegu clean Energy Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Renewable power generation		Renewable power generation
Location		KOREA		KOREA
Percentage of ownership		28.00%		28.00%
Effective percentage of ownership	[2]	28.00%		28.00%
Acquisition cost		₩ 140		₩ 140
Book value
Beginning balance		17		11
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(4)		6
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		13		17
Share in net assets		13		17
Total assets		371		389
Total liabilities		323		328
Net assets		48		61
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ (14)		₩ (190)
YaksuESS Co., Ltd
Disclosure of associates [Line Items]
Key operation activities		Installing ESS related equipment		Installing ESS related equipment
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Effective percentage of ownership	[2]	29.00%		29.00%
Acquisition cost		₩ 210		₩ 210
Book value
Beginning balance		460		194
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		56		266
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		516		460
Share in net assets		514		458
Total assets		7,325		7,525
Total liabilities		5,551		5,944
Net assets		1,774		1,581
Investment differential		2		0
Intercompany transaction		0		0
Others (consolidated FS)		0		2
Sales of Associates		1,191		2,094
Profit (loss) for the period of Associates		₩ 363		₩ 1,259
Nepal Water & Energy Development Company Private Limited
Disclosure of associates [Line Items]
Key operation activities	[21]	Construction and operation of utility plant		Construction and operation of utility plant
Location	[21]	NEPAL		NEPAL
Percentage of ownership	[21]	57.76%		57.67%
Effective percentage of ownership	[2]	58.59%		57.67%
Acquisition cost	[21]	₩ 35,571		₩ 33,577
Book value
Beginning balance		30,961		30,498
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(854)		(770)
Other comprehensive income (loss)		1,038		1,233
Others (book value)		0		0
Ending balance		31,145		30,961
Share in net assets		30,173		29,529
Total assets		78,309		55,453
Total liabilities		26,783		4,249
Net assets		51,526		51,204
Investment differential		972		972
Intercompany transaction		0		0
Others (consolidated FS)		0		460
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ (1,380)		₩ (984)
Gwangyang Green Energy Co., Ltd
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		20.00%		20.00%
Effective percentage of ownership	[2]	20.00%		20.00%
Acquisition cost		₩ 2,000		₩ 2,000
Book value
Beginning balance		1,206		1,772
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(258)		(566)
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		948		1,206
Share in net assets		930		1,188
Total assets		28,816		29,234
Total liabilities		24,164		23,293
Net assets		4,652		5,941
Investment differential		18		18
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ (1,007)		₩ (2,831)
PND solar., Ltd
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Effective percentage of ownership	[2]	29.00%		29.00%
Acquisition cost		₩ 1,250		₩ 1,250
Book value
Beginning balance		1,020		1,250
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		124		(230)
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		1,144		1,020
Share in net assets		990		866
Total assets		40,941		42,283
Total liabilities		37,526		39,297
Net assets		3,415		2,986
Investment differential		154		154
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		6,908		1,094
Profit (loss) for the period of Associates		₩ 1,665		₩ (795)
Hyundai Eco Energy Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities	[6]	Power generation		Power generation
Location	[6]	KOREA		KOREA
Percentage of ownership	[6]	19.00%		19.00%
Effective percentage of ownership	[2]	19.00%		19.00%
Acquisition cost	[6]	₩ 3,610		₩ 3,610
Book value
Beginning balance		3,388		0
Acquisition		0		3,610
Disposal		0		0
Dividends received		0		0
Share of income (loss)		393		(222)
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		3,781		3,388
Share in net assets		3,567		3,174
Total assets		209,395		165,555
Total liabilities		190,622		148,852
Net assets		18,773		16,703
Investment differential		214		214
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		13,343		0
Profit (loss) for the period of Associates		1,306		(2,193)
Unrecognized equity interest		12,890		25,841
Accumulated unrecognized equity interest		₩ 38,731		₩ 25,841
YeongGwang Yaksu Wind Electric. Co., Ltd
Disclosure of associates [Line Items]
Key operation activities	[6]	Power generation		Power generation
Location	[6]	KOREA		KOREA
Percentage of ownership	[6]	9.63%		9.63%
Effective percentage of ownership	[2]	9.63%		9.63%
Acquisition cost	[6]	₩ 533		₩ 533
Book value
Beginning balance		533		0
Acquisition		0		533
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(147)		0
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		386		533
Share in net assets		86		233
Total assets		46,488		46,027
Total liabilities		45,594		43,606
Net assets		894		2,421
Investment differential		300		300
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		6,511		7,604
Profit (loss) for the period of Associates		₩ (1,510)		₩ (493)
Shareholders' agreements that may cause future economic resource or cash outflows		As of December 31, 2019, YeongGwang Yaksu Wind Electric. Co., Ltd., an associate of the Group, which engages in the wind power generating business in YeongGwang, Jeonra-namdo, and entered into a project financing agreement with a limit of W46 billion with Hanhwa Life Insurance Co., Ltd. and others. The Group set the shares of YeongGwang Yaksu Wind Electric. Co., Ltd. as a collateral for the the project financing to the lenders.		As of December 31, 2018, YeongGwang Yaksu Wind Electric. Co., Ltd, an associate of the Company, which engages in the wind power generating business, entered into a project financing agreement with a limit of W46.8 billion with Hanwha Life Insurance Co., Ltd. and others.
Green Energy Electricity Generation Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership		29.00%
Effective percentage of ownership	[2]	29.00%
Acquisition cost		₩ 1,189
Book value
Acquisition		1,189
Disposal		0
Dividends received		0
Share of income (loss)		(1,026)
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		163
Share in net assets		(616)
Total assets		33,937
Total liabilities		36,060
Net assets		(2,123)
Investment differential		779
Intercompany transaction		0
Others (consolidated FS)		0
Sales of Associates		0
Profit (loss) for the period of Associates		₩ (5,923)
Korea Energy Solutions Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		R & D
Location		KOREA
Percentage of ownership		20.00%
Effective percentage of ownership	[2]	20.00%
Acquisition cost		₩ 300
Book value
Acquisition		300
Disposal		0
Dividends received		0
Share of income (loss)		(41)
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		259
Share in net assets		253
Total assets		1,285
Total liabilities		18
Net assets		1,267
Investment differential		6
Intercompany transaction		0
Others (consolidated FS)		0
Sales of Associates		134
Profit (loss) for the period of Associates		₩ (233)
ITR Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		R & D
Location		KOREA
Percentage of ownership		20.00%
Effective percentage of ownership	[2]	20.00%
Acquisition cost		₩ 50
Book value
Acquisition		50
Disposal		0
Dividends received		0
Share of income (loss)		(17)
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		33
Share in net assets		32
Total assets		376
Total liabilities		214
Net assets		162
Investment differential		1
Intercompany transaction		0
Others (consolidated FS)		0
Sales of Associates		167
Profit (loss) for the period of Associates		₩ (88)
Structure test network Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Technical testing and consulting
Location		KOREA
Percentage of ownership		20.00%
Effective percentage of ownership	[2]	20.00%
Acquisition cost		₩ 25
Book value
Acquisition		25
Disposal		0
Dividends received		0
Share of income (loss)		(4)
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		21
Share in net assets		(32)
Total assets		89
Total liabilities		249
Net assets		(160)
Investment differential		53
Intercompany transaction		0
Others (consolidated FS)		0
Sales of Associates		76
Profit (loss) for the period of Associates		₩ (72)
Namjeongsusang Solar Power Operation Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities	[22]	Power generation
Location	[22]	KOREA
Percentage of ownership	[22]	15.00%
Effective percentage of ownership	[2]	15.00%
Acquisition cost	[22]	₩ 969
Book value
Acquisition		969
Disposal		0
Dividends received		0
Share of income (loss)		(157)
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		812
Share in net assets		793
Total assets		34,595
Total liabilities		29,310
Net assets		5,285
Investment differential		19
Intercompany transaction		0
Others (consolidated FS)		0
Sales of Associates		0
Profit (loss) for the period of Associates		₩ (1,149)
Indeck Niles Development, LLC
Disclosure of associates [Line Items]
Key operation activities		Power generation
Location		USA
Percentage of ownership		50.00%
Effective percentage of ownership	[2]	50.00%
Acquisition cost		₩ 0
Book value
Acquisition		0
Disposal		0
Dividends received		0
Share of income (loss)		0
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		0
Share in net assets		24,646
Total assets		49,465
Total liabilities		174
Net assets		49,291
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		(24,646)
Sales of Associates		0
Profit (loss) for the period of Associates		₩ (25,430)
Significant restrictions on its abilities		Shares cannot be wholly or partially transferred without consent of the stakeholders is obtained.
Indeck Niles Asset Management, LLC
Disclosure of associates [Line Items]
Key operation activities	[23]	Power generation
Location	[23]	USA
Percentage of ownership	[23]	33.33%
Effective percentage of ownership	[2]	33.33%
Acquisition cost	[23]	₩ 0
Book value
Acquisition		0
Disposal		0
Dividends received		(245)
Share of income (loss)		333
Other comprehensive income (loss)		(1)
Others (book value)		0
Ending balance		87
Share in net assets		87
Total assets		271
Total liabilities		9
Net assets		262
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		0
Sales of Associates		1,513
Profit (loss) for the period of Associates		₩ 753
Significant restrictions on its abilities		Shares cannot be wholly or partially transferred without consent of the stakeholders is obtained.
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1
Disclosure of associates [Line Items]
Key operation activities		Holding company
Location		KOREA
Percentage of ownership		49.00%
Effective percentage of ownership	[2]	49.00%
Acquisition cost		₩ 7,105
Book value
Acquisition		7,105
Disposal		0
Dividends received		0
Share of income (loss)		21
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		7,126
Share in net assets		7,126
Total assets		14,559
Total liabilities		15
Net assets		14,544
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		0
Sales of Associates		59
Profit (loss) for the period of Associates		₩ 44
Suwon New Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership		39.90%
Effective percentage of ownership	[2]	33.10%
Acquisition cost		₩ 798
Book value
Acquisition		798
Disposal		0
Dividends received		0
Share of income (loss)		0
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		798
Share in net assets		662
Total assets		2,000
Total liabilities		0
Net assets		2,000
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		136
Sales of Associates		0
Profit (loss) for the period of Associates		₩ 0
KPGE Inc.
Disclosure of associates [Line Items]
Key operation activities		Power generation materials business
Location		KOREA
Percentage of ownership		29.00%
Effective percentage of ownership	[2]	29.00%
Acquisition cost		₩ 287
Book value
Acquisition		287
Disposal		0
Dividends received		0
Share of income (loss)		0
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		287
Share in net assets		285
Total assets		984
Total liabilities		0
Net assets		984
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		2
Sales of Associates		0
Profit (loss) for the period of Associates		₩ (6)
Significant restrictions on its abilities		Shares cannot be wholly or partially transferred without consent of the stakeholders is obtained.
Gwangbaek Solar Power Investment Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities	[24]	Power generation
Location	[24]	KOREA
Percentage of ownership	[24]	19.00%
Effective percentage of ownership	[2]	19.00%
Acquisition cost	[24]	₩ 2,054
Book value
Acquisition		2,054
Disposal		0
Dividends received		0
Share of income (loss)		0
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		2,054
Share in net assets		1,976
Total assets		193,464
Total liabilities		183,063
Net assets		10,401
Investment differential		78
Intercompany transaction		0
Others (consolidated FS)		0
Sales of Associates		7,635
Profit (loss) for the period of Associates		₩ (355)
Goduk Clean Energy Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities	[25]	Fuel cell generation
Location	[25]	KOREA
Percentage of ownership	[25]	61.00%
Effective percentage of ownership	[2]	61.00%
Acquisition cost	[25]	₩ 1,830
Book value
Acquisition		1,830
Disposal		0
Dividends received		0
Share of income (loss)		0
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		1,830
Share in net assets		1,830
Total assets		3,000
Total liabilities		0
Net assets		3,000
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		0
Sales of Associates		0
Profit (loss) for the period of Associates		₩ 0

[1]	The effective percentage of ownership is 21.57% considering treasury stocks.
[2]	The percentage of ownership shown above is after considering the treasury stocks and others.
[3]	An indicator of impairment has been identified for the Company's investment in Korea Gas Corporation ("KOGAS") for the years ended December 31, 2018 and 2019 as management determined that the carrying amount of the investment in KOGAS at KRW1,701,848 million and KRW1,693,967 million respectively were significantly higher than its fair value. Accordingly, management has assessed the recoverable amount of the investment by estimating the Company's share of the present value of the estimated future cash flows expected to be generated by KOGAS. The carrying amount of KOGAS as at December 31, 2018 and 2019 are supported by the recoverable amount determination and as such, no impairment has been recognized for the years ended December 31, 2018 and 2019. The recoverable amount estimate is most sensitive to assumptions regarding long-term revenue forecasts as well as the discount rate: - Revenue forecasts: price and volume of gas sold are based on the long-term natural gas supply and demand programs approved by the Ministry of Trade, Industry & Energy. - Discount rate: the discount rate is derived using the weighted average cost of capital methodology adjusted for any risks that are not reflected in the underlying cash flows. A real post-tax discount rate of 4.80% and 4.70% was applied to post-tax cash flows respectively as at December 31, 2018 and 2019. Changes in circumstances may affect the assumptions used to determine recoverable amount and could result in an impairment of KOGAS at future reporting dates.
[4]	The profit recognized for the years ended December 31, 2018 and 2019 are reduced by the associate entity's net income attributable to non-controlling interests.
[5]	The profit recognized for the years ended December 31, 2018 and 2019 are reduced by of the associate entity's net income attributable to non-controlling interests.
[6]	The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Company's financial and operating policy of the board of directors.
[7]	The effective percentage of ownership is 100%. However, the Government regulates the Company's ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Company's other subsidiaries. The Company can exercise significant influence by its right to nominate directors to the board of directors of the entity.
[8]	The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint a director to the board of directors of the entity.
[9]	As of December 31, 2018, 15.64% of ownership of Hyundai Energy Co., Ltd. is held by NH Power ll Co., Ltd. and NH Bank. According to the shareholders' agreement reached on March 2011, not only does the Company have a call option to acquire the investment in Hyundai Energy Co., Ltd. from NH Power ll Co., Ltd. and NH Bank with a certain rate of return, NH Power ll Co., Ltd. and NH Bank also have put options to dispose of their investment to the Company. In connection with this agreement, the Company applied the equity method on the investment in Hyundai Energy Co., Ltd. with 46.30% of ownership.
[10]	It was determined that there is objective evidence of impairment due to prolonged operating losses. As a result, the Company recognized an impairment loss of KRW820 million in impairment loss on investments in associates and joint ventures for the year ended December 31, 2018.
[11]	The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint one out of four members of the steering committee of the entity. Moreover, the Company has significant financial transactions, which can affect its influence on the entity.
[12]	As of reporting date, the annual reporting period of all associates and joint ventures ends on December 31, except for Pioneer Gas Power Limited whose reporting period ends on March 31.
[13]	The effective percentage of ownership is less than 20% but the Company can exercise significant influence by virtue of its contractual right to appoint a director to the board of directors of the entity and the fact that the dominant portion of the investee's sales transactions is generated from the Company.
[14]	The Company's effective percentage of ownership excluding the redeemable convertible preferred stock is 25.54%.
[15]	It was determined that there is objective evidence of impairment due to prolonged operating losses. As a result, the Company recognized an impairment loss of KRW7,087 million in impairment loss on investments in associates and joint ventures for the year ended December 31, 2018.
[16]	The effective percentage of ownership is 34.01% considering the conversion of redeemable convertible preferred stock into ordinary stock.
[17]	The effective percentage of ownership is 34.01% considering redeemable convertible preferred stock.
[18]	Daejung Offshore Wind Power Co., Ltd. and GS Donghae Electric Power Co., Ltd. are reclassified from joint ventures to associates, and Jeongam Wind Power Co., Ltd. and Korea Power Engineering Service Co., Ltd. are reclassified from associates to joint ventures during the year ended December 31, 2019.
[19]	It was determined that there is objective evidence of impairment due to prolonged operating losses. As a result, the Company recognized an impairment loss of KRW96 million in impairment loss on investments in associates and joint ventures for the year ended December 31, 2019.
[20]	The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. For this reason, the entity is classified as an associate.
[21]	The effective percentage of ownership is more than 50% but the Company does not hold control over the entity according to the shareholders' agreement. For this reason, the entity is classified as an associate.
[22]	The effective percentage of ownership is less than 20%. However, the Company considers the major decision-making body to be the general decision of the board of directors, and the general decision of the board of directors can be passed only by two directors. For this reason, the entities are classified as an associate.
[23]	Although the investment amount is not paid as of December 31, 2019, the Company has an investment agreement on 50% of the interests. the Company can exercise significant influence by virtue of its contractual right to appoint a director to the board of directors of the entity.
[24]	The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint a director to the board of directors of the entity.
[25]	The effective percentage of ownership is 61%. However, it seems the Company doesn't have power on the Goduk Clean Energy Co., Ltd. due to its proportion to make decisions, which is less than 50%. The Company can exercise significant influence on the entity by participating in the board of directors and others. Therefore, the entity is classified as an associate.